Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share, VIDA Global Inc. 2022 Equity Incentive Plan
Amount Registered | shares	1,369,561
Proposed Maximum Offering Price per Unit	2.27
Maximum Aggregate Offering Price	$ 3,108,903.47
Fee Rate	0.01381%
Amount of Registration Fee	$ 429.34
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock that become issuable under the stock options or will vest pursuant to the restricted stock awards ("RSAs") set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Class A common stock. b. Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on the NYSE American LLC ("NYSE") on May 19, 2026. c. Consists of shares of Class A common stock issued or issuable pursuant to the exercise of stock options granted under the Registrant's 2022 Equity Incentive Plan, as amended (the "2022 Plan") and shares that vested or will vest pursuant to the outstanding RSAs granted under the 2022 Plan.